Accounting Standards Issued But Not Yet Applied (Narrative) (Details)	12 Months Ended
Dec. 31, 2017
Accounting Standards Issued But Not Yet Applied [line items]
Right-Of-Use assets and lease liabilities for leases, recognition period	12 months
Top of Range [member]
Accounting Standards Issued But Not Yet Applied [line items]
Warranty period	2 years